Property and Equipment (Details) - Schedule of property and equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cost
Cost Balance at Beginning	$ 1,094,795	$ 1,025,287
Cost Balance at Ending	1,146,358	1,094,795
Additions	51,563	108,974
Foreign currency adjustment		(39,466)
Accumulated amortization
Accumulated amortization, Balance at Beginning	767,850	531,477
Accumulated amortization, Balance at Ending	877,716	767,850
Amortization for the period	109,866	236,373
Carrying amounts
At December 31, 2021	326,945
At June 30, 2022	268,642	326,945
Computers [Member]
Cost
Cost Balance at Beginning	181,390	88,329
Cost Balance at Ending	232,953	181,390
Additions	51,563	108,974
Foreign currency adjustment		(15,913)
Accumulated amortization
Accumulated amortization, Balance at Beginning	113,079	82,286
Accumulated amortization, Balance at Ending	130,800	113,079
Amortization for the period	17,721	30,793
Carrying amounts
At December 31, 2021	68,311
At June 30, 2022	102,153	68,311
Right of Use Asset [Member]
Cost
Cost Balance at Beginning	913,405	936,958
Cost Balance at Ending	913,405	913,405
Additions
Foreign currency adjustment		(23,553)
Accumulated amortization
Accumulated amortization, Balance at Beginning	654,771	449,191
Accumulated amortization, Balance at Ending	746,916	654,771
Amortization for the period	92,145	205,580
Carrying amounts
At December 31, 2021	258,634
At June 30, 2022	$ 166,489	$ 258,634